Note Payable - Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
NOTE PAYABLE – RELATED PARTY

NOTE 6 - NOTE PAYABLE – RELATED PARTY

On March 11, 2020, the Company entered into a Promissory Note Agreement (the "Note") with the Company's chief executive officer in the amount of $15,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was due on April 10, 2020. In April 2020, this Note was repaid (see Note 9). At March 31, 2020, notes payable – related party amounted to $15,000. For the three months ended March 31, 2020, interest expense related to this Note amounted to $52.

NOTE 9 - NOTE PAYABLE – RELATED PARTY

On September 16, 2019, the Company entered into a Promissory Note Agreement (the "Note") with the Company's chief executive officer in the amount of $25,000. The Note bearing at 6% per annum, was unsecured, and all principal and interest amounts outstanding was repaid in November 2019. For the year ended December 31, 2019 and 2018, interest expense related to this Note amounted to $189 and $0, respectively.